Note 15 - Commitments - Weighted Average Remaining Lease Term and Discount Rate Information (Details)	Dec. 31, 2019
Weighted-average term (years), Operating Lease (Year)	6 years 182 days
Weighted-average term (years), Fiance Lease (Year)	13 years 255 days
Weighted-average discount rate), Operating Lease	2.90%
Weighted-average discount rate, Fiance Lease	3.30%